Subsequent Events (Details) - EBP 001	6 Months Ended	12 Months Ended
	Jun. 24, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Subsequent Event [Line Items]
Maximum automatic contribution rate under Contribution Accelerator program		14.00%	13.00%
Subsequent Event
EBP, Subsequent Event [Line Items]
Maximum automatic contribution rate under Contribution Accelerator program	15.00%
EBP, Participant Contribution, Contribution Waiting Period	1 year